Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.23

Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (KBRA)	Initial Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Initial Compliance Grade (KBRA)	Initial Overall Grade (Moody's)	Initial Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS)	Final Credit Grade (DBRS)	Final Property Valuation Grade (DBRS)	Final Compliance Grade (DBRS)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Valuation Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (KBRA)	Final Credit Grade (KBRA)	Final Property Valuation Grade (KBRA)	Final Compliance Grade (KBRA)	Final Overall Grade (Moody's)	Final Credit Grade (Moody's)	Final Property Valuation Grade (Moody's)	Final Compliance Grade (Moody's)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Valuation Grade (S&P)	Final Compliance Grade (S&P)
2024120161	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a XXX lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more; orThe loan is secured by a XXX lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more.; HPML loan with established XXX and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines.	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024120161	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024120161	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))	Evidence of Appraisal Delivery to the Borrower Not Provided.	Evidence of Appraisal Delivery to the Borrower Provided.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024120161	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Affiliated Business Disclosure is Missing	The affiliate business disclosure is Missing	Change status of 'Affiliated Business Disclosure is Missing' from Active to Open Rebuttal.;
Lender acknowledges; Change status of 'Affiliated Business Disclosure is Missing' from Open Rebuttal to Acknowledged by Client.;
Lender acknowledges	XXX	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	B	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024120161	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Calculated DTI is Less than the Guideline Maximum - Calculated DTI of XXX is less than the Guideline DTI of XXX.
; Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Borrower XXX has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024120160	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a XXX lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more; orThe loan is secured by a XXX lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX) by XXX or more.; HPML Loan with established XXX and appraisal requirements have been met.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	XXX	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120160	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120160	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120159	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120159	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a XXX lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more; orThe loan is secured by a XXX lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more.; HPML loan with established XXX and met appraisal requirements.	Change status of 'Higher-Priced Mortgage Loan' from Active to Cured Post Close.;
HPML is compliant. ; Change status of 'Higher-Priced Mortgage Loan' from Cured Post Close to Cleared.;
HPML is compliant and allowed per lender's guidelines, therefore, downgraded to A.	XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120159	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Underwriting LTV exceeds Guideline Maximum Allowable	Underwriting LTV of XXX% is greater than the maximum allowable guideline LTV of XXX% based on a loan amount of $XXX and selling price of the subject property of $XXX.; Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of ___.; Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of XXX and value used for LTV of XXX.	Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Per guidelines, the appraised value can be utilized.  The appraised value on this loan is $XXX and meets LTV/CLTV requirements. Exception cleared. ; Change status of 'Underwriting LTV exceeds Guideline Maximum Allowable' from Cleared to Revoked.;
Revoked - Per guidelines, the appraised value can be utilized. The appraised value on this loan is $XXX and meets LTV/CLTV requirements. Exception cleared.	XXX	Original LTV of XXX adheres to the guideline maximum LTV of XXX.XXX Original LTV of XXX adheres to the guideline maximum LTV of XXX.; Original LTV of XXX adheres to the guideline maximum LTV of XXX.; Original LTV of XXX adheres to the guideline maximum LTV of XXX. Per guidelines, the appraised value can be utilized. The appraised value on this loan is $XXX and meets LTV/CLTV requirements. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120159	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	Underwriting CLTV exceeds Guideline Maximum Allowable	Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX.; Underwriting CLTV of XXX is greater than the maximum allowable guideline CLTV of XXX.; Underwriting LTV of XXX is greater than the maximum allowable guideline LTV of XXX based on a loan amount of $XXX and selling price of the subject property of $XXX.	Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Active to Open Rebuttal.;
Per guidelines, the appraised value can be utilized.  The appraised value on this loan is $XXX and meets LTV/CLTV requirements. Exception cleared. ; Change status of 'Underwriting CLTV exceeds Guideline Maximum Allowable' from Cleared to Revoked.;
Revoked - Per guidelines, the appraised value can be utilized. The appraised value on this loan is $XXX and meets LTV/CLTV requirements. Exception cleared.	XXX	Original CLTV of XXX adheres to the guideline maximum CLTV of XXX.; Original CLTV of XXX adheres to the guideline maximum CLTV of XXX.; Original CLTV of XXX adheres to the guideline maximum CLTV of XXX.; Original CLTV of XXX adheres to the guideline maximum CLTV of XXX. Per guidelines, the appraised value can be utilized. The appraised value on this loan is $XXX and meets LTV/CLTV requirements. Exception cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120195	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120195	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120195	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
																				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120158	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cured Post Close	XXX	Compliance	High-Cost Mortgage Points and Fees Threshold Test	High-Cost Mortgage Points and Fees Threshold Test	Undiscounted rate = XXX% {XXX}; Uploaded check, PCCD, letter, and XXX for cure. {XXX}; Uploaded XXX of delivery on XXX XXX. {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}; Uploaded the document {XXX}	XXX	Change status of 'High-Cost Mortgage Points and Fees Threshold Test' from Open Rebuttal to Active.;
Discount point documentation provided to compliance for review. ; Change status of 'High-Cost Mortgage Points and Fees Threshold Test' from Open Rebuttal to Active.;
XXX documentation has been provided.  Pending  confirmation from XXX that the package was delivered.  Upon receipt, documents will be sent to compliance for review. ; Change status of 'High-Cost Mortgage Points and Fees Threshold Test' from Open Rebuttal to Cured Post Close.;
XXX- XXX, LOE, copy of check and proof of shipment provided with XXX days of discovery XXX which downgrades the exception to a B; lender cured the loan within XXX provisions by offering the consumer the choice to either receive a refund of the overpaid fees or to change the loan terms in a manner beneficial so that the loan will no longer be a high-cost mortgage.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024120158	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cured Post Close	XXX	Compliance	High-Cost Mortgage Timing of Disclosure Test	This loan failed the high-cost mortgage timing of disclosure test due to one of the following findings: ( 12 CFR §1026.31(c) )The High-Cost Mortgage Disclosure Date indicates the creditor did not furnish the disclosure required by 12 CFR §1026.32 at least XXX business days prior to the consummation or account opening of a high-cost mortgage; orThe High-Cost Mortgage Disclosure Date was not provided; orNeither the consummation date nor the closing date was provided.; Since the undiscounted rate provided is the same as the note rate, no discount points can be excluded from the high cost testing and the exception remains valid.
Fees included in testing:
$XXX Discount Points
$XXX Underwriting Fee
$XXX Broker Compensation.

Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery; The High-Cost Mortgage Disclosure Date indicates the creditor did not furnish the disclosure required by 12 CFR §1026.32 at least XXX business days prior to the consummation or account opening of a high-cost mortgage.

Loan failed High Cost testing; Unable to locate Undiscounted Rate. Please provide the Undiscounted Rate.	Change status of 'High-Cost Mortgage Timing of Disclosure Test' from Active to Open Rebuttal.;
XXX - Cure package provided; Change status of 'High-Cost Mortgage Timing of Disclosure Test' from Open Rebuttal to Cured Post Close.;
XXX - PCCD, LOE, copy of check and proof of shipment provided with XXX days of discovery XXX which downgrades the exception to a	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024120158	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cured Post Close	XXX	Compliance	High-Cost Mortgage Pre-Loan Counseling Date Test	This loan failed the high-cost mortgage pre-loan counseling date test due to XXX of the following findings: (12 CFR §1026.34(a)(5)(i), (ii))The loan is a XXX XXX loan and the High-Cost Mortgage Pre-Loan Counseling Date indicates the creditor did not receive written certification that the consumer has obtained counseling on the advisability of the mortgage after the consumer received either the good faith estimate or the disclosures required by 12 CFR §1026.40; or The loan is a XXX TRID loan and the High-Cost Mortgage Pre-Loan Counseling Date indicates the creditor did not receive written certification that the consumer has obtained counseling on the advisability of the mortgage after the consumer received either the initial loan estimate or the disclosures required by 12 CFR §1026.40; or The High-Cost Mortgage Pre-Loan Counseling Date was not provided; orThe High-Cost Mortgage Pre-Loan Counseling Date is on or after the closing date or estimated closing date.Certification of counseling required. A creditor shall not extend a high-cost mortgage to a consumer unless the creditor receives written certification that the consumer has obtained counseling on the advisability of the mortgage from a counselor that is approved to provide such counseling by the XXX of the XXX. Department of Housing and XXX or, if permitted by the Secretary, by a State housing finance authority.(ii) Timing of counseling. The counseling required under this paragraph (a)(5) must occur after:(A) The consumer receives either the disclosure required by section 5(c) of the XXX XXX of XXX (XXX(c)) or the disclosures required by §1026.40; or(B) The consumer receives the disclosures required by §1026.32(c), for transactions in which neither of the disclosures listed in (A) are provided.; The High-Cost Mortgage Pre-Loan Counseling Date was not provided and unable to locate an Undiscounted Rate.	Change status of 'High-Cost Mortgage Pre-Loan Counseling Date Test' from Active to Open Rebuttal.;
XXX- Cure package provided; Change status of 'High-Cost Mortgage Pre-Loan Counseling Date Test' from Open Rebuttal to Cured Post Close.;
XXX- PCCD, LOE, copy of check and proof of shipment provided with XXX days of discovery XXX which downgrades the exception to a B	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024120158	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cured Post Close	XXX	Compliance	High-Cost Mortgage Late Fee Test	This loan failed the high-cost mortgage late charges test for XXX of the following reasons: ( 12 CFR §1026.34(a)(8)(i) )The loan provides for a late payment fee in excess of XXX% of the amount of the payment past due; orA value for the late charges amount was not provided.Any late payment charge imposed in connection with a high-cost mortgage must be specifically permitted by the terms of the loan contract or open-end credit agreement and may not exceed XXX percent of the amount of the payment past due. No such charge may be imposed more than once for a XXX late payment.; The loan provides for a late payment fee in excess of XXX% of the amount of the payment past due;

The High-Cost Mortgage Disclosure Date indicates the creditor did not furnish the disclosure required by 12 CFR §1026.32 at least XXX business days prior to the consummation or account opening of a high-cost mortgage	Change status of 'High-Cost Mortgage Late Fee Test' from Active to Open Rebuttal.;
XXX - Cure package provided; Change status of 'High-Cost Mortgage Late Fee Test' from Open Rebuttal to Cured Post Close.;
XXX - PCCD, LOE, copy of check and proof of shipment provided with XXX days of discovery XXX which downgrades the exception to a B	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024120158	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Credit	Residual income does not meet guidelines.	Residual income of $XXX does not meet minimum guidelines of $XXX	Change status of 'Residual income does not meet guidelines.' from Active to Acknowledged by Client.;
CRSE in the file cites this exception and approval is granted. Compensating factors are: Co-borrower has income not included in calculation, Qualifying Credit Score is XXX, Reserves of XXX Months, Qualifying LTV is XXX%.	XXX	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024120158	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX is less than Guideline LTV of XXX.
; Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX is less than Guideline CLTV of XXX.
; Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	C	B	A	A	C	B	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024120157	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Qualifying DTI exceeds Guideline Maximum Allowable	Qualifying DTI of XXX exceeds guideline maximum of XXX.; The Lenders 1003 shows a monthly rental income for the Property at XXX, There is no verification of rental income in the file. Without this monthly rental income the DTI is higher than the guidelines allow. Please provide a copy of the lease or other documentation showing income for the above mentioned property.	Sent Rental Lease {XXX}; Uploaded the document {XXX}	XXX	Documentation provided to support Qualifying DTI below XXX. Received lease agreement for the XXX property. Updating the calculation of the XXX property. Exception cleared. ; Qualifying DTI of XXX exceeds guideline maximum of XXX.;
;
The Lenders 1003 shows a monthly rental income for the Property at XXX, There is no verification of rental income in the file. Without this monthly rental income the DTI is higher than the guidelines allow. Please provide a copy of the lease or other documentation showing income for the above mentioned property.; Received lease agreement for the XXX property. Updating the calculation of the XXX property.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120157	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120157	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is Greater than the Guideline Minimum of XXX.
; Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120001	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a XXX lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the XXX exceeds the Average Prime Offer Rate (XXX) by XXX% or more; orThe loan is secured by a XXX lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX) by XXX or more; orThe loan is a subordinate lien and the XXX exceeds the Average Prime Offer Rate (XXX) by XXX or more.; Lender Acknowledged HPML Disclosure; XXX account established, and appraisal receipt acknowledged within XXX days.	XXX compliant.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024120001	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024120001	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024120001	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	XXX	Liquid Reserves are Greater than the Guideline Minimum - Liquid Reserves of XXX months or $XXX, are greater than the Guideline Minimum of XXX or $XXX.
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																				C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024120002	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Acknowledged	XXX	Compliance	Higher-Priced Mortgage Loan	Higher-Priced Mortgage Loan ( 12 CFR §1026.35(a)(1) )The loan is a higher-priced mortgage loan due to the following findings:The loan has a date creditor received application on or after the effective date of XXX, and either:The loan is secured by a XXX lien with a principal obligation at consummation that does not exceed the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX) by XXX% or more; orThe loan is secured by a XXX lien with a principal obligation at consummation that exceeds the limit in effect as of the date the transaction's interest rate is set for the maximum principal obligation eligible for purchase by XXX and the APR exceeds the Average Prime Offer Rate (XXX) by XXX% or more; orThe loan is a subordinate lien and the APR exceeds the Average Prime Offer Rate (XXX) by XXX% or more.; ; XXX account established, and appraisal receipt acknowledged within XXX days.	XXX compliant.	XXX	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024120002	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024120002	XXX	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Closed	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	XXX	Borrower 1 has significant job time - Borrower has XXX years on job
; Borrower has more than XXX years at current residence - Borrower at current residence XXX years
; Borrower has stable job time - Borrower has XXX years at job.
																			; Borrower Years On Job Exceeds XXX Years - Borrower Years On Job Exceeds XXX Years	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024120593	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120593	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120191		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational only.	XXX	Reserves of XXX months, XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120191		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Acknowledged	XXX	Credit	Mortgage/Rental lates exceed guidelines	Borrower has XXX. Guidelines do not allow for a mortgage late pay in previous XXX months. XXX in the file cites this exception and approval is granted. Compensating factors include: DTI XXX% housing/total, housing payment decreasing by XXX, Reserves of XXX months, Residual income of $XXX, history of investments.			Borrower has XXX. Guidelines do not allow for a mortgage late pay in previous XXX months. CRSE in the file cites this exception and approval is granted. Compensating factors include: DTI XXX% housing/total, housing payment decreasing by XXX, Reserves of XXX months, Residual income of $XXX, history of investments.	XXX	Reserves of XXX months, XXX	C	B	B	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120191		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Acknowledged	XXX	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Guidelines do not allow a borrower who does not own a XXX. Please provide a guideline exception for borrower having no ownership in their XXX.			Document Uploaded. Received updated CRSE. XXX guides require the borrower to own their primary residence. Borrower rents primary. Exception submitted to XXX. XXX. Compensating Factors : Reserves of XXX months.; Document Uploaded. Received updated CRSE. XXX guides require the borrower to own their primary residence. Borrower rents primary. Exception submitted to XXX. XXX. Compensating Factors : Reserves of XXX months.	XXX	Reserves of XXX months, XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120190	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational only.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XXX%; Residual Income of $XXX/mth; Credit History - XXX-last XXX months	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120190	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	XXX Rate Spread Home Loan Test	This loan failed the XXX rate XXX loan test.
( NC GS §24-1.1F(a)(7) )
The loan is a rate XXX  loan, as defined in the legislation. For more information please see the XXX Rate XXX section of the full ComplianceAnalyzer report.

While the XXX provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and XXX may prefer not to fund or buy rate XXX even if the additional conditions are met. XXX requirements met.	XXX requirements met.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XXX%; Residual Income of $XXX/mth; Credit History - XXX-last XXX months	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120190	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. XXX requirements met.	XXX requirements met.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XXX%; Residual Income of $XXX/mth; Credit History - XXX-last XXX months	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120190	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. Per CRSE. Guidelines require XXX months of reserves. Actual - XXX months. Borrower has perfect credit and front DTI <XXX%. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX% (Housing Ratio) or XXX% (Total); Residual Income of $XXX; Credit History - XXX-last XXX months.	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. Per CRSE. Guidelines require XXX months of reserves. Actual - XXX months. Borrower has perfect credit and front DTI <XXX%. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX% (Housing Ratio) or XXX% (Total); Residual Income of $XXX; Credit History - XXX-last XXX months.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XXX%; Residual Income of $XXX/mth; Credit History - XXX-last XXX months	C	B	B	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120190	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Guideline Seasoning not Met	The required number of months reserves are to be seasoned does not meet Guideline requirement. Per CRSE. Guidelines require XXX months of reserves. Actual - XXX months. Borrower has perfect credit and front DTI <XXX%. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX% (Housing Ratio) or XXX% (Total); Residual Income of $XXX; Credit History - XXX-last XXX months.	The required number of months reserves are to be seasoned does not meet Guideline requirement. Per CRSE. Guidelines require XXX months of reserves. Actual - XXX months. Borrower has perfect credit and front DTI <XXX%. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX% (Housing Ratio) or XXX% (Total); Residual Income of $XXX; Credit History - XXX-last XXX months.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XXX%; Residual Income of $XXX/mth; Credit History - XXX-last XXX months	C	B	B	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120190	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	ATR: Reasonable Income or Assets Not Considered	ATR: Reasonable Income or Assets Not Considered	Error - condition triggered in error.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of % is less than Guideline DTI of XXX%; Residual Income of $XXX/mth; Credit History - XXX-last XXX months	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120188		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120188		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120188		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	Property/Appraisal General	Property/Appraisal guideline violation: The XXX appraisal completed in file which was dated XXX by appraiser XXX. XXX indicates that the company in which the appraisal was ordered/completed for was XXX. The Underwriter could not locate a transfer letter in file verifying the rights/usage of said appraisal to the lender (correspondent) XXX.			Document Uploaded. Received copy of transfer letter.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120187	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX.	CRSE in the file cites this exception and approval is granted.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120187	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Payment shock exceeds guideline	Per the Non-QM Exception form located in file, the borrower's payment shock exceeds the guideline requirement of XXX%. Payment shock of XXX% exceeds the lender guidelines tolerance for payment shock.	Manually calculated the payment shock and confirmed XXX%. Cleared.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	B	B	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120187	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements The loan application indicates that the borrower pays rent in the amount of $XXX/month. The file also contains a letter of explanation from the XXX stating that rent was not charged for the months of XXX, XXX and XXX XXX. XXX months XXX payment history to verify a XXX<XXX months was not documented as the bank statements contain XXX months rent verification from XXX to XXX.	Housing History Meets Guideline Requirements; Housing History Meets Guideline Requirements; Housing History Meets Guideline Requirements; Housing History Meets Guideline Requirements; Received email LOX - Verified a XXX month payment history from XXX through XXX of $XXX a month. On all these checks we can see payment to the grandparent -XXX. Applicant had been renting from his XXX and the last XXX months (XXX) she did not require any rent from them because they were working on buying a XXX (Letter from XXX in the file). Re-reviewed documentation and confirmed XXX months of payments. Acknowledged the XXX allowed rent free for the last few months. cleared.
XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120187	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120187	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120193		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Asset 1 Does Not Meet Guideline Requirements	Asset Record XXX Does Not Meet G/L Requirements. The borrower's assets for closing/reserves came from the refinance of the an investment property owned known as XXX. The file contains a "Draft", unsigned copy of the Closing Disclosure indicating the borrower would receive $XXX from this refinance transaction. However, a signed copy of the Closing Disclosure was not located nor did the file contain any other documentation to validate the closing had occurred and the funds received from this transaction.	Document Uploaded.	XXX	Asset Record XXX Meets G/L Requirements; Final CD on property XXX XXX was provided.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120193		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Asset 1 Missing	Asset XXX Missing.			Asset XXX Provided; Asset XXX Provided; Asset XXX Provided; Asset XXX Provided; Asset XXX Provided; Asset XXX Provided	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120193		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120193		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120189	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	; ;	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120189	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	; ;	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120189	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	; ; ;	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120155	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	B	B	A	A	A	A	B	B	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024120155	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	B	B	A	A	A	A	B	B	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024120155	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Property	Property has been listed for sale in the past XXX months	Listing removed XXX XXX. CRSE in the file cites this exception and approval is granted.	CRSE in the file cites this exception and approval is granted.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	B	B	B	B	A	A	B	B	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024120147	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120147	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120147	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120185		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120185		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120154		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	XXX is Missing	XXX is Missing.			Received recorded copy of the deed with all XXX.; Received recorded copy of the deed with all XXX.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120154		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Borrower 1 Credit Report is Expired	Borrower XXX Credit Report is Expired (Greater than XXX days from the Closing Date). The only credit report in file is dated XXX.	Document Uploaded.	XXX	Borrower XXX Credit Report is not Expired.; Received updated credit reported dated XXX.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120154		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	The Deed of Trust is Missing	The Deed of Trust is Missing	Document Uploaded.	XXX	The Deed of Trust is Present; Received recorded copy of the deed with all riders.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120154		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120179		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120179		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120179		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120180	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Business Purpose Affidavit/Disclosure Missing	Business Purpose XXX/Disclosure Missing Not found in file	Document Uploaded.	XXX	document provided; Business Purpose Affidavit/Disclosure Provided	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120180	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120180	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120183		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120183		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120183		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120194	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120194	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120194	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120593	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Cleared	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120593	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Cleared	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120186		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	XXX Summary Report is Missing	The XXX Summary Report is Missing	Document Uploaded.	XXX	The UCDP Summary Report Provided; XXX is uploaded and supports the appraised value.; The XXX Summary Report is Missing.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120186		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Collateral Rep and Warrant Relief Missing	Collateral Rep and Warrant Relief Missing.			Collateral Rep and Warrant Relief Provided Or Not Applicable.; Desk review provided; XXX documents are not applicable.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120186		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120186		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120140	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cured Post Close	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). XXX Cure Required. Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX% tolerance violation in the amount of $XXX is due to missing Service Provider List.	Document Uploaded. ; Document Uploaded. ; Document Uploaded. ; Document Uploaded.	XXX	complete cure package provided; Exception downgraded to a XXX/B; Lender provided copy of PCCD, LOX and Fed Ex label for the sufficient cure package. Documents uploaded are missing a copy of the cure check payable to the borrower. Exception remains.; complete cure package provided; Exception downgraded to a XXX/B; Lender provided copy of PCCD, LOX and XXX for the sufficient cure package. Documents uploaded are missing a copy of the cure check payable to the borrower. Exception remains.; Reviewed documents provided and the exception still remains. The final CD dated XXX verified increased title settlement charges but the coresponding COC dated XXX in file does not indicate a valid reason for the increase of the: title insurance fee, XXX fee, title endorsement fee and title signing fee so we cannot include the new baseline into the XXX% calculations. Exception remains.; Document Uploaded. Client emailed rebuttal response and provided attached documentation. I have reviewed the loan in full and disagree with the amount of the refund the XXX firm has recommended.

Based on the attachments I have provided, the TPO firm is correct that the XXX LE listed settlement services the borrower could shop for, and the title provider listed on the XXX is the one the borrower elected to use.

On XXX XXX dated XXX the settlement fees remained in the Section C with no increase in fees.
On CD XXX dated XXX the settlement fees were moved to Section B and at that point are allowed a XXX% variance.  A Title – Agent signing fee for $XXX was left in Section C, but should have been moved to Section B.  The various between the LE fees disclosed and the changes to fees added / changed are calculated at a XXX% tolerance from the original LE of $XXX% = $XXX fees can increase and still be in tolerance.
On CD XXX dated XXX the settlement fees were all placed in the correct Section B, however the settlement fees increased by $XXX.  You are still allowed to apply a XXX% tolerance from the original LE of $XXX, so that can be applied to the variance and the refund would be $XXX for the fees violations.

Per the XXX the fact the borrower did not shop, moves the fees to Section B, but do not have a XXX tolerance policy, they are allowed to increase by XXX%.  Even if a XXX list was not provided, the fees would be moved to Section B, and the XXX% tolerance remains in place.   When a Borrower chooses a different provider than we list, the fees can remain in Section C, some fees are considered unlimited, but some fees still retain a XXX% tolerance as well, unless you have a valid XXX.

***Therefore the refund would only be for $XXX and not the $XXX.  I have also included the information which explains when TRID XXX was rolled out how the XXX treated this policy.

																	; XXX Cure Required. Refund in the amount of $XXX, cure package requires a XXX, XXX, Copy of XXX, and Proof of Delivery or Valid COC. The XXX% tolerance violation in the amount of $XXX is due the borrower using the provider on the XXX and the title insurance, Title XXX, title endorsement and title signing fee without a valid XXX. XXX provided indicates change in settlement fees but doesn't indicate the reason for the increase. XXX provided with no changes in the fees for the XXX compnay and no cure provided to the borrower. Exception remains. ; XXX Cure Required. Refund in the amount of $XXX, cure package requires a XXX, XXX, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX% tolerance violation in the amount of $XXX is due the borrower using the provider on the XXX and the XXX, XXX, title endorsement and title signing fee without a valid COC. COC provided indicates change in settlement fees but doesn't indicate the reason for the increase; This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).; ; ; XXX Cure Required. Refund in the amount of $XXX, cure package requires a XXX, LOE, Copy of XXX, and Proof of Delivery or Valid COC. The XXX% tolerance violation in the amount of $XXX is due the borrower using the provider on the XXX and the title insurance, XXX, title endorsement and title signing fee without a valid COC. COC provided indicates change in settlement fees but doesn't indicate the reason for the increase. XXX provided with no changes in the fees for the XXX and no cure provided to the borrower. Exception remains.	XXX	Borrower has stable job time - Borrower has XXX years on job.	D	B	D	B	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024120140	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). XXX Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to increase of discount points from $XXX on the initial LE dated XXX to $XXX on the CD dated XXX.
															Document Uploaded.	XXX	COC provided; Exception resolved; COC provided; Exception resolved	XXX	Borrower has stable job time - Borrower has XXX years on job.	D	B	D	A	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024120140		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "XXX" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation. Initial CD issued XXX is missing from the loan file.	Document Uploaded.	XXX	Initial CD provided; Exception resolved; Initial CD provided; Exception resolved	XXX	Borrower has stable job time - Borrower has XXX years on job.	D	B	C	A	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024120140		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational	XXX	Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024120140		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	XXX	Borrower has stable job time - Borrower has XXX years on job.	D	B	A	A	A	A	A	A	D	B	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024120592	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Income presented is insufficient to meet maximum allowed guideline DTI of XXX%.	Income and Employment Meet Guidelines; Income and Employment Do Not Meet Guidelines Proper adjustments to deposits allowed for income calculations were not made. Income adjusted for large and unusual deposits from XXX into XXX XXX and for unsourced Payroll deposits from XXX.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120592	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX%	Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120592	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. XXX established, appraisal requirement met	HPML compliant	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120592	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX.
While the XXX provisions specify that XXX may XXX make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. XXX established, appraisal requirement met	HPML compliant	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120592	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120592	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Acknowledged	XXX	Credit	Audited Loan Amount is greater than Guideline Minimum Loan Amount	Audited Loan Amount of $XXX is greater than the Guideline Maximum Loan Amount of $XXX Comments on 1008 in file state there is an acknowledged exception for Loan Amount exceeding XXX and that an attached exception is in the file. No exception approval found in loan file images.	Lender provided XXX Scenario Exception Request	XXX	Audited Loan Amount of $XXX is greater than the Guideline Maximum Loan Amount of $XXX Lender provided XXX Scenario Exception Request citing FICO score, Reserves of XXX months, residual income of $XXX, XXX Pay history, and XXX% Payment Shock as compensating factors.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120124	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	The Note is Incomplete	The Note is Incomplete Per the Note this loan would be a XXX year fixed rate loan. However, per the Final CD in the file, there is a XXX year interest only period that is not mentioned in the Note. Calculated Initial P&I Payment Amount of $XXX would be on a Fixed XXX year Note. However the Initial P&I Payment Amount $XXX would be on a XXX year interest only Note, but is not reference in the Note and no addendum was found in the file	Document Uploaded. Uploaded the Interest Only Note. Has been corrected.	XXX	Updated note received; The Note is Present	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance. compensating factor.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance. compensating factor.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120124	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance. compensating factor.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance. compensating factor.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120124	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXX is less than required coverage required Property value at $XXX, and Loan Amount at $XXX. Insufficient coverage. Insurance XXX page does not reflect Extended Replacement cost.	Please see our hazard insurance calculator (uploaded). The dwelling amount on XXX equals the Estimate of Cost New on appraisal (Cost Approach to Value section of appraisal).	XXX	Calculation for XXX in uploaded docs; Hazard Insurance coverage meets guideline requirement	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance. compensating factor.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance. compensating factor.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance. compensating factor.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120184	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120184	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120184	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Payment shock exceeds guideline	Payment shock of XXX% exceeds the lender guidelines tolerance for payment shock. Payment shock is limited to XXX%.	Payment shock of XXX% exceeds the lender guidelines tolerance for payment shock. Payment shock is limited to XXX%. The lender approved the exception citing XXX months reserves, XXX FICO Score, residual income of $XXX/month and XXX% DTI as compensating factors.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120184	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Audited Loan Amount is less than Guideline Maximum Loan Amount	Audited Loan Amount of $XXX is less than the Guideline Minimum Loan Amount of $XXX The minimum loan amount is $XXX.	Audited Loan Amount of $XXX is less than the Guideline Minimum Loan Amount of $XXX The minimum loan amount is $XXX. The lender approved the exception citing XXX months reserves, XXX FICO Score, residual income of $XXX/month and XXX% DTI as compensating factors.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120182	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120182	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120182	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120119		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	The Note is Incomplete	The Note is Incomplete The Note provided dated XXX reflects the subject property is a XXX year fixed rate with no indication of Interest Only payments. However, a review of the signed Closing Disclosure as well as the Credit Risk Summary and Exception Report reflect this loan has an interest only feature of XXX years. The Note reflects the interest only payment but does not state the payments will increase after the interest only period.	Document Uploaded.	XXX	Updated Note; The Note is Present	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120119		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Missing XXX Disclosure	Missing XXX Act Disclosure.	Document Uploaded.	XXX	Disclosure received; Disclosure received; Disclosure received	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	B	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120119		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	The title report and tax certification provided in file reflect that the subject property's property taxes of $,XXX were delinquent as of XXX XXX, XXX. The file did not contain documentation reflecting the taxes were paid current nor were they identified as paid at closing.	Document Uploaded.	XXX	Received final title showing taxes were previously paid.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120119		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Title Document is Partially Present	Title Document is incomplete or only partially present The title report is expired as XXX days from the XXX Report date of XXX is XXX. The Underwriter did not see an updated XXX report in file.	Document Uploaded.	XXX	Updated commitment; Title Document is fully Present	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120119		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Hazard Insurance Expiration Date is before the Note Date	Hazard Insurance Expiration Date of XXX is prior to or equal to the Note Date of XXX	Document Uploaded.	XXX	Hazard Insurance Expiration Date of XXX is prior to or equal to the Note Date of XXX; Received updated policy showing an expiration date of XXX. ; Hazard Insurance Expiration Date of XXX is prior to or equal to the Note Date of XXX; Received updated policy showing an expiration date of XXX.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120119		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Acknowledged	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. The total reserves needed based on the qualifying PITIA of $XXX is $XXX. The verified assets minus the large, unsourced $XXX deposit as reflected on the final 1003 are $XXX. Additionally, giving credit for the cash back of $XXX on the Closing Disclosure (due to the net proceeds wire of $XXX from the $XXX loan), the required reserves are XXX.	Document Uploaded.	XXX	Document Uploaded. Client provided the Acknowledgement to Reserve amount not meeting guidelines. Guidelines require XXX months; Actual amount of reserves XXX month. Compensating Factors : Qualifying Fico - XXX; Credit history - XXX; XXX. ; Documentation received; but does not confirm the unsourced deposit in the amount of $XXX. Currently the reserves are not met with all documentation provided.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120119		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120119		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120113	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Guideline Seasoning not Met	The required number of months reserves are to be XXX does not meet Guideline requirement.	Document Uploaded. Received updated CRSE. Lender acknowledges the lower reserve amount. Removed a bank account from assets that has a $XXX balance - resulted in a reserve exception needed. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX% (Housing) // XXX% (total); Residual Income of $XXX; Credit History - XXX-last XXX months; Qualifying LTV is XXX. ; The required number of months reserves are to be seasoned does not meet Guideline requirement. Received email LOX regarding assets. Updated accounts not utilized. Once confirmed, the reserve amount of XXX is less than guidelines allow.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	B	D	B	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120113	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Loan Originator XXX Status is Not Active	Loan Originator XXX Status is Not Active Per XXX Revoked with right to conditional XXX on XXX.	Document Uploaded.	XXX	Uploaded document showing agent is restricted but not inactive; Loan Originator XXX Status is Active	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	B	C	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120113	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	B	A	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120113	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	B	A	A	D	B	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120136		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	Third Party Valuation Product is Required and Missing	Third Party Valuation Product not Provided to Support Origination Appraised Value.	Document Uploaded.	XXX	Uploaded CDA verifying appraised value; Uploaded CDA verifying appraised value; Uploaded CDA verifying appraised value; Uploaded CDA verifying appraised value	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120136		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120136		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120136		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120150		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	Property/Appraisal General	Property/Appraisal guideline violation: The initial appraisal completed by XXX was completed for the Lender/Client known as XXX. However, the file did not contain an appraisal transfer letter allowing the usage of the appraisal to the current lender.			Updated Appraisal.; Property/Appraisal Meets Guidelines; Document Uploaded.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120150		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	Missing Property Tax Cert	Missing Property Tax Cert The property tax certification was provided based on the property value at time of XXX as opposed to the current property value which has more than XXX in value since acquiring and renovating the subject property. A tax certification taking into consideration the current market value would be required to access the current taxes.			Property Tax Cert Provided; Received copy of the XXX tax bill. Unable to determine why a Tax Cert is required if the XXX confirms all the info. Cleared.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120150		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements The actual payment history provided by lender on the existing mortgage which was paid off at closing with The XXX Group reflects the borrower did not pay the XXX or XXX payment and was due for these payments at the time of closing. The lender included said payments in the payoff amount. Provide verification that the aforementioned payments were made current and not XXX days behind at closing or a Credit Risk Summary & Exception Approval indicating the payment history is approved as a loan exception.	Document Uploaded. Pls note you have all the information in which they stated XXX payment w/be included in the payoff; which indicates the Bwr has not been or is late on payments. I've uploaded the VOM	XXX	Housing History Meets Guideline Requirements	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120150		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120128	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only.	XXX	Original CLTV is Below the Guideline Maximum - .

Original LTV is Below the Guideline Maximum - .

Qualifying FICO is Greater than the Guideline Minimum - .

Borrower has stable job time - .

																			Qualifying DTI below max allowed. - .	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120128	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only.	XXX	Original CLTV is Below the Guideline Maximum - .

Original LTV is Below the Guideline Maximum - .

Qualifying FICO is Greater than the Guideline Minimum - .

Borrower has stable job time - .

																			Qualifying DTI below max allowed. - .	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120128	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	Missing verification of taxes, insurance, and/or XXX fees for non-subject property	Missing verification of taxes and insurance for XXX. Missing verification the following properties are XXX free & clear with no liens attached-Lot XXX, XXX, XXX, XXX, XXX and XXX.	Document Uploaded.	XXX	Property information uploaded.	XXX	Original CLTV is Below the Guideline Maximum - .

Original LTV is Below the Guideline Maximum - .

Qualifying FICO is Greater than the Guideline Minimum - .

Borrower has stable job time - .

																			Qualifying DTI below max allowed. - .	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120134	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - .

Qualifying DTI below max allowed. - .

Original CLTV is Below the Guideline Maximum - .

Original LTV is Below the Guideline Maximum - .

																			Borrower has stable job time - .	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120134	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - .

Qualifying DTI below max allowed. - .

Original CLTV is Below the Guideline Maximum - .

Original LTV is Below the Guideline Maximum - .

																			Borrower has stable job time - .	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120134	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Acknowledged	XXX	Credit	Overdraft/NSF Count Exceeds Tolerance	Overdraft/NSF count exceeds tolerance. XXX approved exception to guidelines. XXX acknowledges the XXX NSF charges found in business bank statements, but audit calculates XXX NSF charges in last XXX months.	Document Uploaded. Uploaded CRSE adjusting NSF count.	XXX	CRSE in the file cites tis exception and approval is granted.	XXX	Qualifying FICO is Greater than the Guideline Minimum - .

Qualifying DTI below max allowed. - .

Original CLTV is Below the Guideline Maximum - .

Original LTV is Below the Guideline Maximum - .

																			Borrower has stable job time - .	C	B	B	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120134	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Acknowledged	XXX	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements XXX approved exception to guidelines. Exception Type, Credit-Payment History, Guideline XXX months, Actual XXX months verified, Rationale, Very Low LTV. Granted by XXX	I think this condition should be adjusted to show as "Acknowledged". Let me know if you need something.	XXX	CRSE in the file cites tis exception and approval is granted.	XXX	Qualifying FICO is Greater than the Guideline Minimum - .

Qualifying DTI below max allowed. - .

Original CLTV is Below the Guideline Maximum - .

Original LTV is Below the Guideline Maximum - .

																			Borrower has stable job time - .	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120131		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only.	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120131		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only.	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120131		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only.	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120121		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Acknowledged	XXX	Credit	Guideline Seasoning not Met	The required number of months reserves are to be XXX does not meet Guideline requirement.			CRSE in trailing docs cites this exception and approval is granted.	XXX	Qualifying FICO is Greater than the Guideline Minimum - .	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120121		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - .	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120121		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - .	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120121		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - .	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120123	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	Payment shock exceeds guideline	Payment shock of XXX% exceeds the lender guidelines tolerance for payment shock. The maximum payment shock is XXX% based on the XXX matrix. In this case, the borrower has lived XXX free for the past XXX years per the final 1003 and has had no prior XXX history in which to compare/calculate a payment shock.	Document Uploaded.	XXX	LOX; LOX; LOX	XXX	Qualifying FICO is Greater than the Guideline Minimum - .

Original CLTV is Below the Guideline Maximum - .

Qualifying DTI below max allowed. - .

Original LTV is Below the Guideline Maximum - .

																			Borrower has stable job time - .	C	B	B	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120123	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Acknowledged	XXX	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Per the lender guidelines, it is acceptable for the borrower to live rent free on the bank statement loan when a prior XXX month XXX history documented verifying a XXX payment history. In this case, the loan application reflects the borrower has lived rent free for XXX years. She currently owns XXX investment properties; however, none have had mortgages as indicated per the credit report. Accordingly, a housing history verifying a XXX month history was not documented.	Document Uploaded.	XXX	Exception cited and approval granted.	XXX	Qualifying FICO is Greater than the Guideline Minimum - .

Original CLTV is Below the Guideline Maximum - .

Qualifying DTI below max allowed. - .

Original LTV is Below the Guideline Maximum - .

																			Borrower has stable job time - .	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120123	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - .

Original CLTV is Below the Guideline Maximum - .

Qualifying DTI below max allowed. - .

Original LTV is Below the Guideline Maximum - .

																			Borrower has stable job time - .	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120123	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - .

Original CLTV is Below the Guideline Maximum - .

Qualifying DTI below max allowed. - .

Original LTV is Below the Guideline Maximum - .

																			Borrower has stable job time - .	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120115		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	The Deed of Trust is Incomplete	The Deed of Trust is Incomplete The Mortgage/Deed of Trust and all XXX (XXX) dated XXX have the non-borrower's last name XXX incorrectly as evidenced by the XXX. It should ready exactly as the XXX last name (XXX)			Document Uploaded. Copy of corrected mortgage provided with email confirming intent to record. The execution date of the borrower(s) was signed with the closing date and the XXX date XXX. No issues. Exception cleared.; Document Uploaded. Copy of corrected mortgage provided with email confirming intent to record. The execution date of the borrower(s) was signed with the closing date and the XXX date XXX. No issues. Exception cleared.; Received email communications regarding the mortgage and the borrower's name being misspelled. A new mortgage was signed. A copy of the mortgage is required before the loan can be resolved.	XXX	Qualifying FICO is Greater than the Guideline Minimum - .	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120115		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - .	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120122		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only.	XXX	Original LTV is Below the Guideline Maximum - . Original CLTV is Below the Guideline Maximum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120122		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only.	XXX	Original LTV is Below the Guideline Maximum - . Original CLTV is Below the Guideline Maximum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120110		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only.	XXX	Original LTV is Below the Guideline Maximum - . Original CLTV is Below the Guideline Maximum - . Qualifying FICO is Greater than the Guideline Minimum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120110		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only.	XXX	Original LTV is Below the Guideline Maximum - . Original CLTV is Below the Guideline Maximum - . Qualifying FICO is Greater than the Guideline Minimum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120110		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only.	XXX	Original LTV is Below the Guideline Maximum - . Original CLTV is Below the Guideline Maximum - . Qualifying FICO is Greater than the Guideline Minimum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120143		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to XXX of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "XXX" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation. Documentation required to clear: Please remit Initial CD issued XXX for testing.	Document Uploaded. Uploaded initial CD dated XXX.	XXX	Initial CD provided; Exception resolved; Initial CD provided; Exception resolved	XXX	Borrower has stable job time - . Qualifying DTI below max allowed. - .	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120143		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX.	Document Uploaded. Please see the LOX, 1003, and CRSE detailing the assets. Let me know what you don't agree with as I see we have XXX months reserves.	XXX	Updated CRSE, Asset calculations; Audited Reserves of $XXX are equal to or greater than XXX Required Reserves of $XXX.	XXX	Borrower has stable job time - . Qualifying DTI below max allowed. - .	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120114		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	Third Party Valuation Product is Required and Missing	Third Party Valuation Product not Provided to Support Origination Appraised Value. XXX XXX score was not provided. Please provide third party valuation to support origination appraised value.	Document Uploaded. Uploaded the CDA.	XXX	TPV; TPV; TPV	XXX		D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120114		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only.	XXX		D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120151		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	Regulation § 1026.43(c)(2)(vi) failure - The consumer's current debt obligations, XXX, and XXX support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines.	Regulation § 1026.43(c)(2)(vi) failure - The consumer's current debt obligations, XXX, and XXX support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines.			The consumer's current debt obligations, XXX, and XXX or other debt obligations were confirmed.; The consumer's current debt obligations, XXX, and child support or other debt obligations were confirmed.; The consumer's current debt obligations, XXX, and XXX or other debt obligations were confirmed.; The consumer's current debt obligations, XXX, and XXX or other debt obligations were confirmed.	XXX	Qualifying FICO is Greater than the Guideline Minimum - .	C	A	B	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120151		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	DSCR is less than guideline minimum	Qualifying DSCR of XXX is less than guideline minimum requirement of XXX. DSCR score is acceptable with a a score at .XXX if LTV is at XXX%. LTV is at XXX% so DSCR score does not meet guidelines	Document Uploaded.	XXX	Lease for XXX; Qualifying DSCR meets Guidelines	XXX	Qualifying FICO is Greater than the Guideline Minimum - .	C	A	C	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120151		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - .	C	A	A	A	C	A	A	A	B	A	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120109		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120109		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120109		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120126		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only.	XXX	Original CLTV is Below the Guideline Maximum - . Qualifying FICO is Greater than the Guideline Minimum - . Original LTV is Below the Guideline Maximum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120126		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only.	XXX	Original CLTV is Below the Guideline Maximum - . Qualifying FICO is Greater than the Guideline Minimum - . Original LTV is Below the Guideline Maximum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120126		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only.	XXX	Original CLTV is Below the Guideline Maximum - . Qualifying FICO is Greater than the Guideline Minimum - . Original LTV is Below the Guideline Maximum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120103		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	Rent Loss Insurance Missing	Missing rent loss insurance coverage Missing proof of rent loss insurance coverage amount. The file contains a XXX but it does not state the coverage amount for Loss of Rents.	Document Uploaded. I uploaded an attestation letter. I called the insurance carrier and confirmed there is XXX months of rent loss coverage included.	XXX	LOX; Rent Loss Coverage Present	XXX	Qualifying FICO is Greater than the Guideline Minimum - .	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120103		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - .	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120103		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - .	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120103		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - .	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120118		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - . Original LTV is Below the Guideline Maximum - . Original CLTV is Below the Guideline Maximum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120118		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - . Original LTV is Below the Guideline Maximum - . Original CLTV is Below the Guideline Maximum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120130		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120130		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120181		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	Missing letter of explanation	Missing XXX XXX/Letter of Explanation.	Document Uploaded.	XXX	Name Aff	XXX	Qualifying FICO is Greater than the Guideline Minimum - .	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120181		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - .	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120181		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - .	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120102		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	Third Party Valuation Product is Required and Missing	Missing the Third Party Valuation Product. XXX did not lend a score due to the subject being a XXX XXX property. Third Party Valuation Product not Provided to Support Origination Appraised Value.	Document Uploaded.	XXX	CDA; CDA; CDA; CDA	XXX	Qualifying FICO is Greater than the Guideline Minimum - . Original LTV is Below the Guideline Maximum - . Original CLTV is Below the Guideline Maximum - .	D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120102		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided within XXX% Tolerance	Third party Desk Review variance of -XXX% exceeds XXX% maximum variance			Third party valuation product provided within tolerance	XXX	Qualifying FICO is Greater than the Guideline Minimum - . Original LTV is Below the Guideline Maximum - . Original CLTV is Below the Guideline Maximum - .	D	A	C	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120102		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - . Original LTV is Below the Guideline Maximum - . Original CLTV is Below the Guideline Maximum - .	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120102		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - . Original LTV is Below the Guideline Maximum - . Original CLTV is Below the Guideline Maximum - .	D	A	A	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120097		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120097		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120097		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120090		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120090		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120138		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	Purchase Contract is Incomplete	Loan Purpose is Purchase but XXX Doc is Incomplete The XXX Contract reflects the subject address is XXX, XXX. The address on the Note is XXX. Missing XXX correcting the address to XXX.			Purchase Contract Doc is complete.; Document Uploaded. Contract with corrected address.	XXX	Borrower has stable job time - . Qualifying DTI below max allowed. - . Qualifying FICO is Greater than the Guideline Minimum - .	B	A	B	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120138		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - . Qualifying DTI below max allowed. - . Qualifying FICO is Greater than the Guideline Minimum - .	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120138		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - . Qualifying DTI below max allowed. - . Qualifying FICO is Greater than the Guideline Minimum - .	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120152		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational only.	XXX	Qualifying DTI below max allowed. - . Borrower has stable job time - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120152		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational only.	XXX	Qualifying DTI below max allowed. - . Borrower has stable job time - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120152		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational only.	XXX	Qualifying DTI below max allowed. - . Borrower has stable job time - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120132		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational only.	XXX	Qualifying DTI below max allowed. - . Qualifying FICO is Greater than the Guideline Minimum - . Original LTV is Below the Guideline Maximum - . Original CLTV is Below the Guideline Maximum - .	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120132		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XXX is after the Disbursement Date of XXX. Effect hazard insurance dated is XXX, Please upload XXX	Document Uploaded.	XXX	Attestation of no claims; Hazard Insurance Effective Date of XXX is prior to or equal to the Disbursement Date of XXX Or Hazard Insurance Effective Date Is Not Provided.	XXX	Qualifying DTI below max allowed. - . Qualifying FICO is Greater than the Guideline Minimum - . Original LTV is Below the Guideline Maximum - . Original CLTV is Below the Guideline Maximum - .	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120132		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	Documentation Required. Please provide evidence Borrower received Initial Closing Disclosure within required XXX days prior to consummation dated XXX. Per Disclosure Tracking the CD issued XXX is missing from the loan file. This loan failed the initial closing disclosure delivery date test due to XXX of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "XXX" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	Document Uploaded.	XXX	Initial CD provided; Exception resolved; Initial CD provided; Exception resolved	XXX	Qualifying DTI below max allowed. - . Qualifying FICO is Greater than the Guideline Minimum - . Original LTV is Below the Guideline Maximum - . Original CLTV is Below the Guideline Maximum - .	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120111	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024120111	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Acknowledged	XXX	Property	HOA Does Not Meet Guidelines	XXX Does Not Meet Guidelines A XXX is in possession of greater than XXX% of the units which makes the project ineligible for XXX per guidelines.	Document Uploaded.	XXX	XXX uploaded cites this exception and approval is granted.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024120111	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	Property/Appraisal General	Property/Appraisal guideline violation: Appraiser shows no rentals in the complex but the subject is XXX-occupied. An explanation or correction from the appraiser is required.	Invalid exception; Property/Appraisal Meets Guidelines	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024120106		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational only.	XXX	Borrower has stable job time - . Qualifying FICO is Greater than the Guideline Minimum - . Qualifying DTI below max allowed. - .	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120106	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "XXX" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation. Documentation require. Please provide evidence Borrower received initial Closing Disclosure within required XXX days prior to Consummation dated XXX.
														Per Disclosure Tacking CD issued XXX is missing from the loan file.	Document Uploaded.	XXX	initial CD provided; Exception resolved ; initial CD provided; Exception resolved	XXX	Borrower has stable job time - . Qualifying FICO is Greater than the Guideline Minimum - . Qualifying DTI below max allowed. - .	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120106		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Unable to locate VOR for borrowers previous residence of XXX years, XXX.	Document Uploaded.	XXX	Housing History Meets Guideline Requirements	XXX	Borrower has stable job time - . Qualifying FICO is Greater than the Guideline Minimum - . Qualifying DTI below max allowed. - .	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120106		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XXX% exceeds Guideline LTV of XXX% Broker credit report in file dated XXX reflects borrower mid score of XXX, minimum score for XXX% LTV is XXX. No XXX exception noted in file. XXX report in file dated XXX reflects only XXX credit scores, FICO did not report.			Incorrectly underwritten; Audited LTV of XXX% is less than or equal to Guideline LTV of XXX%	XXX	Borrower has stable job time - . Qualifying FICO is Greater than the Guideline Minimum - . Qualifying DTI below max allowed. - .	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120106		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XXX% exceeds Guideline HCLTV of XXX% Broker credit report in file dated XXX reflects borrower mid score of XXX, minimum score for XXX% LTV is XXX. No XXX exception noted in file. XXX report in file dated XXX reflects only XXX credit scores, FICO did not report.			Audited HLTV of XXX% is less than or equal to Guideline HCLTV of XXX%	XXX	Borrower has stable job time - . Qualifying FICO is Greater than the Guideline Minimum - . Qualifying DTI below max allowed. - .	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120106		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XXX% exceeds Guideline CLTV of XXX% Broker credit report in file dated XXX reflects borrower mid score of XXX, minimum score for XXX% LTV is XXX. No CRSE exception noted in file. XXX report in file dated XXX reflects only XXX credit scores, FICO did not report.			Audited CLTV of XXX% is less than or equal to Guideline CLTV of XXX%	XXX	Borrower has stable job time - . Qualifying FICO is Greater than the Guideline Minimum - . Qualifying DTI below max allowed. - .	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120104		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational only.	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120104		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational only.	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120098		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - . Original LTV is Below the Guideline Maximum - . Original CLTV is Below the Guideline Maximum - . Borrower has stable job time - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120098		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - . Original LTV is Below the Guideline Maximum - . Original CLTV is Below the Guideline Maximum - . Borrower has stable job time - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120098		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - . Original LTV is Below the Guideline Maximum - . Original CLTV is Below the Guideline Maximum - . Borrower has stable job time - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120125		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational only.	XXX	Borrower has stable job time - . Qualifying DTI below max allowed. - . Qualifying FICO is Greater than the Guideline Minimum - .	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120125		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational only.	XXX	Borrower has stable job time - . Qualifying DTI below max allowed. - . Qualifying FICO is Greater than the Guideline Minimum - .	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120125		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Acknowledged	XXX	Credit	Overdraft/NSF Count Exceeds Tolerance	Overdraft/NSF count exceeds tolerance. XXX in the file cites this exception and approval is granted.			CRSE in the file cites this exception and approval is granted. Compensating factors include: Qualifying Credit Score is XXX, DTI is XXX% (Housing)//XXX% (Total), Borrower with employer for XXX+ years, Payment decreasing by $XXX, Reserves of XXX Months, Residual income of $XXX and Credit History XXX-last XXX months.	XXX	Borrower has stable job time - . Qualifying DTI below max allowed. - . Qualifying FICO is Greater than the Guideline Minimum - .	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120178		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	Purchase Contract is Incomplete	Loan Purpose is Purchase but Purchase Contract Doc is Incomplete Addendum to the Purchase Contract for extension of closing date is missing. Fully executed addendum was not provided.	Document Uploaded.	XXX	Extension to closing addendum.; Purchase Contract Doc is complete.	XXX	Qualifying FICO is Greater than the Guideline Minimum - .	B	A	B	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120129		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational only.	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120129		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational only.	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120129		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational only.	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120137		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational only.	XXX	Original CLTV is Below the Guideline Maximum - . Qualifying FICO is Greater than the Guideline Minimum - . Original LTV is Below the Guideline Maximum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120137		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational only.	XXX	Original CLTV is Below the Guideline Maximum - . Qualifying FICO is Greater than the Guideline Minimum - . Original LTV is Below the Guideline Maximum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120137		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational only.	XXX	Original CLTV is Below the Guideline Maximum - . Qualifying FICO is Greater than the Guideline Minimum - . Original LTV is Below the Guideline Maximum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120153	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120153	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational only.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120153	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Acknowledged	XXX	Credit	Payment shock exceeds guideline	Payment shock of XXX% exceeds the lender guidelines tolerance for payment shock. Maximum payment shock is XXX% per guidelines.	Payment shock of XXX% exceeds the lender guidelines tolerance for payment shock. Maximum payment shock is XXX% per guidelines. The lender approved the exception citing the XXX credit score, XXX% DTI and $XXX/month residual income as the compensating factors.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120105		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - . Original CLTV is Below the Guideline Maximum - . Original LTV is Below the Guideline Maximum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120105		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - . Original CLTV is Below the Guideline Maximum - . Original LTV is Below the Guideline Maximum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120105		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - . Original CLTV is Below the Guideline Maximum - . Original LTV is Below the Guideline Maximum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120099		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational only.	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120099		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational only.	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120117		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational only.	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120117		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational only.	XXX	Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120112	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	Audited Interested Party Contribution Exceeds Guideline Program Maximum	Audited Interested Party Contribution of XXX% exceeds interested party contribution guideline maximum of XXX%.	Condition was triggered in error. Confirmed XXX are less than XXX%.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	A	C	B	A	A	D	B	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024120112	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cured Post Close	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% (XXX) exceed the comparable charges (XXX0) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). XXX Cure required: Cure of $XXX required for increase and addition of title fees payable to service provider. Lender XXX increased from $XXX to $XXX, closing fee increased from $XXX to $XXX, courier, title update, and recording service fee were added. Cure requires PCCD, LOE, copy of refund check, and proof of mailing.	Document Uploaded. ; Hi, can you pls advise if the Total refund to Bwr is $XXX? The condition is kind of confusing	XXX	Cure package provided; Exception downgraded to a XXX/B; The following fees from the LE were also charged on the CD and included in the XXX% tolerance threshold testing:
Title Closing Fee - $XXX
Title Lenders Title Insurance $XXX
Recording Fees $XXX
Total $XXX + XXX% $XXX = $XXX
Total fees paid on the CD for recording fee and paid to the same provider on the XXX
$XXX - $XXX = $XXX	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	C	B	A	A	D	B	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024120112	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational only.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	A	A	C	B	A	A	D	B	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024120112	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX)	Document Uploaded.	XXX	XXX disclosure provided; Exception resolved; XXX disclosure provided; Exception resolved; XXX disclosure provided; Exception resolved	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	A	C	B	A	A	D	B	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024120112	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Acknowledged	XXX	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements XXX in the file cites this exception and approval is granted.	Housing History Does Not Meet Guideline Requirements CRSE in the file cites this exception and approval is granted. Compensating factors include: Qualifying Credit Score is XXX, Reserves of XXX Months, Residual Income of $XXX, Credit history XXX, Qualifying LTV is XXX.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	B	B	C	B	A	A	D	B	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
2024120072		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational only.	XXX	Original CLTV is Below the Guideline Maximum - . Original LTV is Below the Guideline Maximum - . Qualifying FICO is Greater than the Guideline Minimum - . Borrower has stable job time - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120072		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational only.	XXX	Original CLTV is Below the Guideline Maximum - . Original LTV is Below the Guideline Maximum - . Qualifying FICO is Greater than the Guideline Minimum - . Borrower has stable job time - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120072		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational only.	XXX	Original CLTV is Below the Guideline Maximum - . Original LTV is Below the Guideline Maximum - . Qualifying FICO is Greater than the Guideline Minimum - . Borrower has stable job time - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120145		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational only.	XXX	LTV XXX% is XXX% below max LTV	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120145		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational only.	XXX	LTV XXX% is XXX% below max LTV	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120145		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Acknowledged	XXX	Credit	Loan does not conform to program guidelines	XXX program not allowed for XXX, per guidelines.	Document Uploaded. Uploaded CRSE to reflect exception for property located in XXX County XXX. I also updated the loan purpose on the CRSE, 1008, and 1003 to a cash out (vs no cash out). This is a delayed financing cash out.	XXX	XXX uploaded to file cites this exception and approval is granted.	XXX	LTV XXX% is XXX% below max LTV	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120083		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120083		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120080		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational only.	XXX	Original LTV is Below the Guideline Maximum - . Original CLTV is Below the Guideline Maximum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120080		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational only.	XXX	Original LTV is Below the Guideline Maximum - . Original CLTV is Below the Guideline Maximum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120080		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational only.	XXX	Original LTV is Below the Guideline Maximum - . Original CLTV is Below the Guideline Maximum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120108	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120108	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120108	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% within tolerance.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120057	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. The loan is $XXX short in reserves which is within the acceptable tolerance.	Document Uploaded. Uploaded current asset statement; Audited Reserves of $XXX are equal to or greater than XXX Required Reserves of $XXX.; Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX.;	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120057	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational only.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120057	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational only.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120088	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120088	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX) The XXX disclosure is missing from the loan file.	Document Uploaded.	XXX	XXX disclosure provided, exception resolved; XXX disclosure provided, exception resolved; XXX disclosure provided, exception resolved	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120082	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120082	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational only.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120082	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120177		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - . Original CLTV is Below the Guideline Maximum - . Original LTV is Below the Guideline Maximum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120177		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - . Original CLTV is Below the Guideline Maximum - . Original LTV is Below the Guideline Maximum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120177		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - . Original CLTV is Below the Guideline Maximum - . Original LTV is Below the Guideline Maximum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120065		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - . Borrower has stable job time - . Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024120065		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - . Borrower has stable job time - . Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024120065		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - . Borrower has stable job time - . Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	B	A	A	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024120065		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Acknowledged	XXX	Property	HOA Does Not Meet Guidelines	XXX Does Not Meet Guidelines			Document Uploaded. HOA in litigation. CRSE uploaded to file cites this exception and approval is granted	XXX	Qualifying FICO is Greater than the Guideline Minimum - . Borrower has stable job time - . Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024120167		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational only.	XXX	Original CLTV is Below the Guideline Maximum - . Original LTV is Below the Guideline Maximum - . Borrower has stable job time - . Qualifying FICO is Greater than the Guideline Minimum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120167		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational only.	XXX	Original CLTV is Below the Guideline Maximum - . Original LTV is Below the Guideline Maximum - . Borrower has stable job time - . Qualifying FICO is Greater than the Guideline Minimum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120167		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational only.	XXX	Original CLTV is Below the Guideline Maximum - . Original LTV is Below the Guideline Maximum - . Borrower has stable job time - . Qualifying FICO is Greater than the Guideline Minimum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120067		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational only.	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120067		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational only.	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120067		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational only.	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120048	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120048	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120048	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	Missing Letter of Explanation (Assets)	Missing account access letter from XXX for accounts ending in #XXX and #XXX.	Document Uploaded.	XXX	LOX allowing access to shared funds	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120068		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120068		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120068		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120061		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120061		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120061		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - .	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120168	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120168	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120168	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Acknowledged	XXX	Credit	Payment shock exceeds guideline	Payment shock of XXX% exceeds the lender guidelines tolerance for payment shock. Payment shock at XXX% exceeds maximum of XXX%. Exception in loan file to allow for payment shock	Exception in loan file to allow for payment shock	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120091	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120091	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120091	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX Title commitment is for $XXX. The XXX may be for an increased amount as is required.	Document Uploaded. revised title policy	XXX	Updated title commitment; Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120094	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120094	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120094	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Acknowledged	XXX	Credit	Payment shock exceeds guideline	Payment shock of XXX% exceeds the lender guidelines tolerance for payment shock. XXX in the file cites this exception and approval is granted.	CRSE in the file cites this exception and approval is granted.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120079	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120079	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120079	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	Property Title Issue	Property XXX Issue Title is i/n/o XXX. XXX and XXX as XXX and XXX, but all of the documents are showing XXX. XXX, including his XXX. There needs to be a legal change of name documented.	Document Uploaded.	XXX	Quit Claim Deed; Property Title Issue Resolved	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120086	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120086	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120086	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120062		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120062		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120062		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120055	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120055	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120055	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120093		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120093		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120176		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	The Note is Incomplete	The Note is Incomplete The Prepayment penalty is equal to the amount of interest that would accrue during a XXX (XXX) - XXX period on the amount prepaid that exceeds XXX% of the original principal balance. Per guideline the prepayment penalty must be XXX months interest on excess of XXX% of the original principal balance. Provide an updated Prepayment Penalty Addendum reflecting the correct penalty amount of XXX months interest.	Document Uploaded.	XXX	Updated XXX document; The Note is Present	XXX	Qualifying FICO is Greater than the Guideline Minimum - .	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120176		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - .	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120096		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120096		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120096		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX within tolerance.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120116	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120116	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120058	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120058	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120058	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120070		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120070		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Loan Review Complete	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120071	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Per the XXX guidelines, the borrower needs to show XXX years of assets. At $XXX per month distribution, she has only XXX months available	Borrower has set up a monthly distribution of $XXX from her XXX account starting XXX. Borr must have XXX years (XXX months) of continuance which is $XXX. XXX acct balance $XXX minus XXX and XXX distributions $XXX = $XXX% for mutual fund acct = $XXX. XXX has sufficient assets in the account to support XXX years continuance of income.	XXX	UW error; Income and Employment Meet Guidelines	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120071	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Audited Loan Amount is less than Guideline Maximum Loan Amount	Audited Loan Amount of $XXX is less than the Guideline Minimum Loan Amount of $XXX Exception approved by lender.	Audited Loan Amount of $XXX is less than the Guideline Minimum Loan Amount of $XXX Exception approved by lender.	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	B	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120071	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	ATR: Current Employment Not Verified	ATR: Current Employment Not Verified Borrower is XXX. Verified assets are not sufficient to meet the requirements for an asset XXX approval.	This is not Asset Depletion. This is simply a monthly distribution being set up from her XXX account with XXX years continuance of income. XXX is XXX years old (XXX).	XXX	UW error; ATR: Current Employment Was Verified	XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120071	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120063		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120063		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120063		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120141		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	External Obsolescence Present	External XXX present. External obsolescence present in file. Appraiser states, External XXX is noted due to facing busy XXX and XXX use.			Informational only.	XXX		B	A	B	A	A	A	B	A	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120141		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.						B	A	A	A	A	A	B	A	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120141		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.						B	A	A	A	A	A	B	A	A	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120077		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120077		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120077		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120135	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120135	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120135	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120087		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Borrower does not meet residual income requirement	Residual income of $XXX does not meet guideline minimum of $XXX.			Residual income of $XXX does not meet guideline minimum of $XXX.; Residual income of $XXX does not meet guideline minimum of $XXX.	XXX	Borrower has stable job time - Borrower has XXX years on job.	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120087		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Number of Collections exceed guidelines	XXX approved exception to guidelines. Exception Type, Credit - Judgements/Collections/Tax Liens. Guideline: No collections in last XXX months. Actual, collection on XXX. Rationale, Collection is shown paid off on credit report ($XXX)			CRSE approved exception to guidelines. Exception Type, Credit - Judgements/Collections/Tax Liens. Guideline: No collections in last XXX months. Actual, collection on XXX. Rationale, Collection is shown paid off on credit report ($XXX)	XXX	Borrower has stable job time - Borrower has XXX years on job.	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120087		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Audited Loan Amount is less than Guideline Maximum Loan Amount	Audited Loan Amount of $XXX is less than the Guideline Minimum Loan Amount of $XXX CRSE approved exception to the guidelines. Exception Type, Loan Amount. Guideline, Loan Amount $XXX - $XXX million - XXX. Actual, $XXX. Rationale, Exception Granted for loan amount of $XXX. Granted by, XXX XXX			Audited Loan Amount of $XXX is less than the Guideline Minimum Loan Amount of $XXX CRSE approved exception to the guidelines. Exception Type, Loan Amount. Guideline, Loan Amount $XXX - $XXX million - XXX. Actual, $XXX. Rationale, Exception Granted for loan amount of $XXX. Granted by,XXX	XXX	Borrower has stable job time - Borrower has XXX years on job.	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120087		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has XXX years on job.	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120144	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Acknowledged	XXX	Credit	Delinquent Credit History Does Not Meet Guideline Requirements	Delinquent Credit History Does Not Meet Guideline Requirements Unresolved charge-off with XXX. Per borrower they are "XXX," but the status is unchanged.	Document Uploaded. Pls see all the Negotiation Info attached	XXX	CRSE shows exception approval - Borrowers have a charge off in the last XXX. The charge off was reduced to a lower outstanding balance that was not paid off prior to closing. Compensating Factors : Qualifying FICO XXX; DTI - XXX / XXX; # of months of reserves - XXX months; Residual Income - $XXX; Monthly payment is decreasing by $XXX.; CRSE shows exception approval - Borrowers have a charge off in the last XXX. The charge off was reduced to a lower outstanding balance that was not paid off prior to closing. Compensating Factors : Qualifying FICO XXX; DTI - XXX / XXX; # of months of reserves - XXX months; Residual Income - $XXX; Monthly payment is decreasing by $XXX. ; Document Uploaded. Received an email showing - XXX considers the charge off an exception to their guides since it settled in the last XXX. Please review the attached exception approval and advise if the loan will now be considered a XXX. An updated CRSE was included.
																	; Updated Credit Report; Delinquent Credit History Meets Guideline Requirements	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120144		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant; Compliant	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120144		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant; Compliant	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120073		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120073		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120073		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120107	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Borrower 1 3rd Party XXX Prior to Close Missing	Borrower XXX 3rd Party VOE Prior to Close Missing A XXX is required within XXX days of closing. That document is not included in the produced file.	Document Uploaded. Uploaded the VVOE.	XXX	Borrower XXX rd Party VOE Prior to Close Was Provided; Received updated VOE dated XXX	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120107	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines A XXX is required within XXX days of closing. That document is not included in the produced file.	Uploaded the VVOE to the other finding.	XXX	Income and Employment Meet Guidelines; Received updated VOE dated XXX	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120107	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Acknowledged	XXX	Credit	Purchase is not considered to be an XXX Transaction	Purchase is not considered to be an XXX Transaction The seller is the XXX XXX	Document Uploaded. Uploaded CRSE for exception.	XXX	Received updated CRSE. Non-arms length transaction - XXX purchasing subject from XXX. Compensating Factors : Qualifying Credit Score is XXX; DTI - XXX% (Housing); Residual Income of $XXX; Credit History - XXX - last XXX months; Qualifying LTV is XXX; Not a bailout - seller owned subject free and clear.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120107	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Acknowledged	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. The program requires XXX months PITIA in reserve. The borrower only has XXX months verified.	CRSE in the file cites this exception and approval is granted.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	B	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120107	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120169	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120169	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120146	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. CRSE approved exception to guidelines. Exception Type: Calculation. Guideline: Minimum reserves: XXX months - XXX. Actual: Reserves: XXX.
														Rationale: XXX months reserves - saving borrower over $XXX a month. Granted by, XXX XXX			CRSE in the file cites this exception and approval is granted.	XXX	Borrower has stable job time - Borrower has XXX years on job.	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120146		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has XXX years on job.	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120100	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has XXX years on job. Comp Factor
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Comp Factor
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120100	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has XXX years on job. Comp Factor
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Comp Factor
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120100	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job. Comp Factor
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Comp Factor
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120053	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Borrower 1 XXX Missing	Borrower XXX XXX Statements Missing The file is missing the bank statements for the months of XXX and XXX XXX. Guidelines require XXX consecutive months of bank statements to calculate income.	Document Uploaded.	XXX	Borrower XXX XXX Provided; Received copies of XXX and XXX statements from the borrower's XXX. Income previously calculated - verified the amounts - cleared.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120053	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines The file is missing the bank statements for the months of XXX and XXX XXX. Guidelines require XXX consecutive months of bank statements to calculate income.	Received copies of XXX and XXX statements from the borrower's XXX. Income previously calculated - verified the amounts - cleared.; Income and Employment Meet Guidelines	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120053	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	ATR: Reasonable Income or Assets Not Considered	ATR: Reasonable Income or Assets Not Considered Because the income cannot be properly calculated due to the missing bank statements, the income cannot be considered XXX acceptable.	XXX: Reasonable Income or Assets Was Considered; Received copies of XXX and XXX statements from the borrower's XXX. Income previously calculated - verified the amounts - cleared.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120053	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120139	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	The Final 1003 is Incomplete	The Final 1003 is Incomplete The Final 1003 Has the Subject property listed as XXX an investment property with a XXX rental income and as a XXX. The rental loss is included in the liabilities for the borrower.	Document Uploaded.	XXX	The Final 1003 is Present; Received an updated 1003 showing the primary residence as the primary.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120139	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120092	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120092	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120092	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120133		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	XXX is Expired	The purchase contract closing date is XXX, the loan closed XXX. Provide a XXX to extend the closing date to XXX.	Document Uploaded. Uploaded amendment to extend the closing date.	XXX	Contract Extension addendum.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	C	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120133		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX) The XXX disclosure is missing from the loan file.	Document Uploaded. Uploaded disclosure.	XXX	Evidence of XXX Disclosure delivery provided. ; Evidence of XXX Disclosure delivery provided. ; Evidence of XXX Disclosure delivery provided.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	D	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120133		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	D	A	A	A	C	A	A	A	D	A	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120085	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX) The XXX disclosure is missing from the loan file.	Document Uploaded. Uploaded disclosure.	XXX	Evidence of XXX Disclosure delivery provided. ; Evidence of XXX Disclosure delivery provided. ; Evidence of XXX Disclosure delivery provided.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Comp Factor
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor
																			Borrower has stable job time - Borrower has XXX years on job. Comp Factor	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120085	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Comp Factor
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor
																			Borrower has stable job time - Borrower has XXX years on job. Comp Factor	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120085	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Comp Factor
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor
																			Borrower has stable job time - Borrower has XXX years on job. Comp Factor	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120036		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120036		XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120044	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120044	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120069	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Payment shock exceeds guideline	Payment shock of XXX% exceeds the lender guidelines tolerance for payment shock. Payment shock is limited to XXX% per guidelines	CRSE in the file cites this exception and approval is granted.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120069	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions. The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120069	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120069	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120054	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	ATR: Current Employment Not Verified	ATR: Current Employment Not Verified Guidelines require employment to be verified within XXX business days of closing. The file does not contain a XXX Verification of Employment for XXX. Provide a XXX Verification of Employment for XXX.	Document Uploaded.	XXX	XXX: Current Employment Was Verified; Received copy of search conducted on the department of state website confirming the business is active.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	D	A	C	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120054	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX) The XXX disclosure is missing from the loan file.	Document Uploaded.	XXX	Evidence of XXX Disclosure delivery provided. ; Evidence of XXX Disclosure delivery provided. ; Evidence of XXX Disclosure delivery provided.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	D	A	D	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120054	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% The maximum DTI per Guidelines is XXX% The final reviewed DTI is XXX%. The DTI variation is due to the XXX bank statement income included XXX money transfers from XXX #XXX. The file does not document account #XXX. Per guidelines XXX transfers from the business to a XXX account is allowed. XXX used a XXX account to document the bank statement income.	Document Uploaded. We allowed transfers from this account because it’s the same business and there were no co	XXX	DTI is below the guideline allotment of XXX%. Cleared. ; Received copies of account statement for #XXX; showing the transfers between business. Per lender, they allowed these transfers since its the same business (different account). Re-reviewed the transfers and business information - confirmed.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	D	A	C	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120054	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Borrower 3 3rd Party VOE Prior to Close Missing	Borrower XXX XXX Party VOE Prior to Close Missing The lender guidelines require a XXX Verification of Employment be completed within XXX (XXX) days of the closing or at any point post-closing. Borrower XXX employment is not verified within XXX (XXX) of the closing. Provide a XXX Verification of Employment for Borrower XXX.	Document Uploaded.	XXX	Borrower XXXrd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals XXX); Received copy of search conducted on the department of state website confirming the business is active.	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	D	A	D	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120054	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	D	A	A	A	D	A	A	A	D	A	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120066		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has XXX years on job. Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120066		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has XXX years on job. Comp Factor	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120166		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120166		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120166		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120174	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. No VOR found in file. XXX Bank Statement in file does reflect XXX payment of $XXX to Enclave XXX. Unable to locate any other payment history in file.	Document Uploaded.	XXX	VOR uploaded; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120174	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120174	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120028	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120028	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120028	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120052	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Payment shock exceeds guideline	Payment shock of XXX% exceeds the lender guidelines tolerance for payment shock. Guidelines limit payment shock to XXX%. No exception approval noted on the credit risk summary.	Payment shock is within tolerance.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	B	A	B	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120052	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	B	A	A	A	B	A	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120042	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120042	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120042	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120051	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Borrower does not meet residual income requirement	Residual income of XXX does not meet guideline minimum of $XXX. Residual income of XXX does not meet guideline minimum of $XXX.	Residual Income meets guideline minimum.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120051	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	ATR: Current Employment Not Verified	ATR: Current Employment Not Verified XXX is not shown by the XXX to be employed by the company, only XXX. No employment or income can be attributed to XXX	XXX: Current Employment Was Verified	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120051	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	ATR: Reasonable Income or Assets Not Considered	ATR: XXX Income or Assets Not Considered XXX is not shown by the XXX to be employed by the company, only XXX. No employment or income can be attributed to XXX	XXX: Reasonable Income or Assets Was Considered	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120051	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXX is less than required coverage required Due to an addition of XXX XXX, effective XXX, no one (including a lender) may require an XXX or agent provide a replacement cost estimator XXX) or other insurance underwriting information in connection with a loan. However, the coverage of $XXX is less than the loan amount of $XXX.	Document Uploaded.	XXX	Updated HOI; Hazard Insurance coverage meets guideline requirement	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120051	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines The XXX certifies that XXX is the XXX owner and XXX of XXX. Accordingly XXX is not able to claim self-employment income from the business.	Document Uploaded. Once this condition is cleared will that clear up all the other conditions?	XXX	Updated 1003; Income and Employment Meet Guidelines	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120051	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120051	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120165	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120165	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120165	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120027	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120027	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120027	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120076	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120076	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120026	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120026	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120026	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120074	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Asset 2 Expired	Asset XXX Expired	Asset XXX Not Expired Or Not Applicable	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120074	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120074	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120074	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120172		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed XXX and the calculated XXX, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and XXX may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Unable to downgrade XXX due to: Missing evidence borrowers received copy of appraisal report at least XXX days prior to loan consummation.	Document Uploaded.	XXX	Evidence of appraisal delivery provided.; The document provided is not sufficient to confirm the borrower received the appraisal at least XXX days prior to consummation because the borrower is signing that they either received it or waived the XXX days and since this loan is an XXX loan, they cannot waive the XXX days	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120172		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))	Evidence of Appraisal Delivery to the Borrower Not Provided. Missing evidence borrowers received copy of appraisal report at least XXX business days prior to loan consummation.	Document Uploaded. ; Document Uploaded.	XXX	Evidence of Appraisal Delivery to the Borrower Provided.; The document provided is not sufficient to confirm the borrower received the appraisal at least XXX days prior to consummation because the borrower is signing that they either received it or waived the XXX days and since this loan is an XXX loan, they cannot waive the XXX days	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120172	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	XXX Rate Spread Home Loan Test	This loan failed the XXX rate XXX loan test.
( NC GS §24-1.1F(a)(7) )
The loan is a rate XXX loan, as defined in the legislation. For more information please see the XXX Rate XXX section of the full ComplianceAnalyzer report.

														While the XXX Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and XXX may prefer not to fund or buy rate spread home loans even if the additional conditions are met. Unable to downgrade XXX due to: Missing evidence borrowers received copy of appraisal report at least XXX days prior to loan consummation.	Document Uploaded.	XXX	Evidence of appraisal delivery provided.; The document provided is not sufficient to confirm the borrower received the appraisal at least XXX days prior to consummation because the borrower is signing that they either received it or waived the XXX days and since this loan is an XXX loan, they cannot waive the XXX days	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120172		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least XXX-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Missing evidence borrowers received copy of appraisal report at least XXX business days prior to loan consummation.	Document Uploaded.	XXX	Uploaded Appraisal receipt ; Evidence of appraisal delivery provided.	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	C	A	B	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120172		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120172		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120035		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Flood Insurance Policy Missing	Missing XXX XXX not found in file. Final CD does show the payment.	Document Uploaded. Uploaded flood policy.	XXX	XXX is fully present	XXX	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120035		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120035		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120015		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120015		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120015		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120192	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).XXX or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). XXX Cure required: Cure of $XXX required for increase in Title - Deed Prep fee from $XXX on the Initial LE to $XXX on the Final CD. Cure requirements include PCCD, LOE, copy of refund check, and proof of mailing.	Document Uploaded. ; Document Uploaded.	XXX	Valid XXX provided; Exception resolved; Valid XXX provided; Exception resolved; The XXX provided indicates the reason for the increase in Title - Deed Preparation paid to the affiliate as "XXX day reset" however this is not valid reason for the increase. Provide clarification of the reason for the increase	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120192	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	Third Party Valuation Product Not Provided within XXX% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Per the lender's guidelines, a XXX appraisal product to support the appraised value for the transaction is required if the XXX Collateral Underwriter (CU) ha sa score of greater or equal to XXX. The CU score is XXX. Provide a Third Party Appraisal Review.	Document Uploaded.	XXX	CDA Uploaded	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120192	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	C	A	C	A	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120024		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120024		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120024		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120163	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120163	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120163	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120064	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cured Post Close	XXX	Compliance	Charges That In Total Cannot Increase More Than XXX% Test	This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% ($XXX) exceed the comparable charges ($XXX) by more than XXX%. Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). XXX required: A refund in the amount of $XXX, cure package: PCCD with LOE, copy of refund and proof of delivery or valid coc. The Title fees increased/added on the CD issued XXX without a valid reason.	Document Uploaded.	XXX	Cure package provided; Exception downgraded to a XXX	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	B	C	B	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024120064	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024120064	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	B	A	A	A	A	A	A	C	B	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
2024120040		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120040		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120040		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120101	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120101	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120101	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120009	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Document Uploaded. This goes to Compliance the corrected Attestation Letter	XXX	LOX	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120009	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	XXX: Missing Loan Estimate	Missing the initial loan estimate, dated XXX. Additional Testing will be completed.	Document Uploaded.	XXX	Initial LE provided; Exception resolved	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	D	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120009	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	There's no evidence of the initial CD issued XXX business days from Consummation dated XXX. This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "XXX" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	Document Uploaded.	XXX	Initial CD provided; Exception resolved; Initial CD provided; Exception resolved	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	C	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120009	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Missing Service Provider List	Missing Service Provider List. Additional Testing will be completed.	Disclosure not required.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120009	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job.
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	D	A	A	A	A	A	A	A	D	A	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120021	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	TRID: Initial Loan Estimate not provided within XXX days of application	There's no evidence of an initial/revised XXX in the loan file.	Document Uploaded.	XXX	Initial LE provided; Exception resolved	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	B	C	A	A	A	B	B	C	A	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024120021	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Initial Closing Disclosure Delivery Date Test	There's no evidence of the initial CD in the loan file issued XXX days prior to consummation dated XXX. This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"XXX" or "XXX" or blank, and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than XXX business days (counting all calendar days except XXX and XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than XXX business days (counting all calendar days except XXX and XXX holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than XXX business days before consummation.	Document Uploaded.	XXX	Initial CD provided; Exception resolved; Initial CD provided; Exception resolved	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	B	C	A	A	A	B	B	C	A	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024120021	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Property	XXX project is ineligible	XXX approved exception to guidelines. Exception Type: XXX Project Eligibility. Guideline: XXX% delinquency for XXX dues. Actual: XXX% Delinquent Rationale: Property is a XXX/XXX style XXX so the likelihood of the XXX having XXX issue is XXX. In addition borrower has excellent credit and XXX months of reserves. Granted by: XXX XXX	CRSE in the file cites this exception and approval is granted.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	C	B	B	B	A	A	B	B	C	A	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024120029	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120029	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120029	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120127	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	TRID Rate Lock Disclosure Delivery Date Test	This loan failed the TRID Rate Lock Disclosure Delivery Date Test. (12 CFR §1026.19(e)(3)(iv)(D))A disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within XXX business days after the interest rate was locked on XXX, XXX, XXX, XXX,XXX and XXX. The initial LE issued XXX which reflects the Rate Lock date is missing from the loan file.	Document Uploaded.	XXX	Initial LE provided; Exception resolved; Initial LE provided; Exception resolved	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120127	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Initial Loan Estimate Delivery Date Test (from application)	This loan failed the initial loan estimate delivery date test (from application) due to XXX of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the XXX business day (counting days on which the XXX are open to the public for carrying on substantially all of its XXX functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the XXX for tolerance purposes. The comparable fees for this loan will be $XXX, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the XXX will be deemed to be open or not open for carrying on substantially all of its XXX functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure XXX business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneThe creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the XXX business day after the XXX receives the consumer's application. The initial LE issued XXX is missing from the loan file.	Document Uploaded.	XXX	Initial LE provided; Exception resolved; Initial LE provided; Exception resolved	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120127	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120127	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120022	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120022	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120022	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120156	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	Missing Credit Score Disclosure (XXX)	Missing Credit Score Disclosure (XXX). The XXX disclosure is missing.	Document Uploaded.	XXX	XXX Credit Score Disclosure is provided.	XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	B	A	B	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120156	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120156	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
Borrower has stable job time - Borrower has XXX years on job.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	B	A	A	A	A	A	A	A	B	A	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120013	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120013	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120033		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. Non QM exception approval in file			Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. Non QM exception approval in file	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120033		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120033		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120043		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.					Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120043		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.					Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120043		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.					Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120008	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	Approval/Underwriting Summary Partially Provided	Approval/Underwriting Summary Partially Provided. Lenders 1008 figures do not match the Final Cd or Note in the file	Document Uploaded. Uploaded updated 1008 correcting subject PITIA. There was an erroneous amount included that has been removed. PITIA includes taxes, ins, and HOA dues.; Document Uploaded. I have uploaded a final 1008 which matches all.	XXX	Updated and corrected 1008; Approval/Underwriting Summary is fully present; The 1008 has a "Negative Cash Flow" for the subject property of $XXX which leads to a XXX difference. The following figures match the CD and the loan documents. Please advise.
P/I = XXX
Tax=XXX
HOI=XXX
HOA=XXX
																	Total = XXX	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120008		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120008		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120012	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	No exceptions The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120012	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120012	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Borrower has stable job time - Borrower has XXX years on job.
Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120019		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120019		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120006	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120006	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	B	A	A	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120006	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Acknowledged	XXX	Credit	XXX: Current Employment Not Verified	ATR: Current Employment Not Verified XXX in the file cites this exception and grants approval.	ATR: Current Employment Not Verified CRSE in the file cites this exception and grants approval.	XXX	Borrower has stable job time - Borrower has XXX years on job.
Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%
																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	B	B	B	B	B	B	A	A	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120017		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120017		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120017		XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	XXX	Borrower has stable job time - Borrower has XXX years on job. Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120007	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. -
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120007	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. -
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120007	XXX	XXX	XXX	XXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	XXX	Cleared	XXX	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX
Qualifying DTI below max allowed. -
																			Borrower has stable job time - Borrower has XXX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120089	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	First Time Homebuyer	Borrower is a XXX homebuyer, which is ineligible per guidelines	XXX: Waiver approval uploaded		XXX: Received exception approval	XXX	FICO XXX, LTV XXX%, XXX months reserves	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120047	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Entity Documentation - Missing or Defective	Missing articles of organization for XXX	XXX: exception approval		XXX: Received exception approval XXX: Articles of organization not provided in XXX page document	XXX	FICO XXX, DSCR XXX, XXX months reserves	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120031	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Credit	Unacceptable Mortgage History	Borrower rents their XXX, guidelines require borrowers to own their XXX	XXX: Exception approval in file		XXX: Exception approval in file	XXX	FICO XXX, XXX months reserves, LTV XXX%	C	B	B	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120046	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Note Missing or Defective	Prepayment penalty charge of XXX% does not meet the guideline requirement of XXX months of interest or XXX%	XXX: XXX overlay		XXX: Received PPP overlay	XXX		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120120	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Entity Documentation - Missing or Defective	Missing operating agreement for XXX to ensure the borrower has the authority to execute this transaction	XXX: I have the XXX and on the second page it shows the borrower is the only member/owner of the LLC so he has full capacity to operate business dealings.		XXX: Received evidence of single member ownership	XXX		D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120049	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Unacceptable Mortgage History	Borrower has XXX mortgage XXX-day late on credit report without a date; unable to determine if late was in the past XXX months. Mortgage lates within the past XXX months are not allowed per guidelines	XXX: See credit report uploaded. Shows the mtg late date as XXX.		XXX: Received evidence late is outside XXX months	XXX		D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120056	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Deed Missing or Defective	Missing conveyance deed from XXX to XXX	XXX: Deed		XXX: Received deed	XXX		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120031	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	XXX - Inadequate Coverage	$XXX title insurance coverage < $XXX minimum required	XXX: title		XXX: Received updated title	XXX		C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
2024120075	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Undocumented Large Deposit/Increase	Missing letter of explanation or source of large deposit in the amount of $XXX on XXX into Account XXX #XXX	XXX: LOE XXX: Deposit – was over XXX days ago doesn’t need to be sourced.		XXX: Received source of deposit XXX: We are utilizing assets dated XXX/XXX, the deposit on XXX/XXX is just inside the XXX day window	XXX		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120075	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Note Missing or Defective	Ineligible prepayment note doesn't have Prepayment option	XXX: Hey. a ppp is only required in XXX on loan amounts greater than $XXX. the loan amt on this loan is $XXX. thanks		XXX: Rescind. PPP not required	XXX		D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120049	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Deed Missing or Defective	Missing conveyance deed from XXX to XXX	XXX: Uploaded deed.		XXX: Received deed	XXX		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120060	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Deed Missing or Defective	Missing warrenty deed from XXX to XXX	XXX: Deed		XXX: Received deed	XXX		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120060	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Note Missing or Defective	Prepayment penalty charge of XXX% does not meet the guideline requirement of XXX months of interest or XXX%. Does not appear XXX has a prepayment limit.	XXX: our guidelines do not REQUIRE a PPP. The broker has the option of buying it out. Additionally, we have XXX overlays by state.		XXX: Received clarification any PPP is allowed	XXX		D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120038	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Title Insurance Missing or Defective	Title commitment schedule A item XXX is missing XXX/XXX verbiage after lender name in mortgagee clause	XXX: title		XXX: Received title	XXX		D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120149	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Credit Report Aged	XXX days of credit report for XXX borrowers > XXX days max allowed	XXX: credit report		XXX: Received updated credit report	XXX		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120038	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Deed Missing or Defective	Missing conveyance deed from XXX to XXX and XXX	XXX: deed		XXX: Received deed	XXX		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120162	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Credit Report Missing or Defective	Missing credit report for borrower : XXX	XXX: Uploaded credit report.		XXX: Received credit report	XXX		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120004	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Deed Missing or Defective	Missing conveyance deed from XXX, XXX	XXX: Uploaded warranty deed showing title transfer		XXX: Received deed	XXX		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120032	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Credit Event – Requirement Not Met	Missing release or satisfaction of a judgement dated XXX in the amount of $XXX required by title commitment #XXX	XXX: Title agent provided an updated title commitment. No judgment listed.		XXX: Received updated title	XXX		D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120142	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Credit Report Aged	XXX days age of credit report > XXX max allowed	XXX: Uploaded credit report used for qualifying.		XXX: Received updated credit report	XXX		C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120059	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Deed Missing or Defective	Missing conveyance deed from XXX, XXX to XXX	XXX: deed		XXX: Received deed	XXX		D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120059	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Credit	Credit Report Aged	XXX days age of credit report > XXX max allowed	XXX: credit report		XXX: Received credit report	XXX		D	A	C	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120039	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120148	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120045	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120081	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120030	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120020	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120175	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120095	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120084	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120171	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120170	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120025	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120010	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120018	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120041	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120005	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120014	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120034	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120011	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120037	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120164	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120016	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120050	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	No Findings	No Findings	The loan meets all applicable guidelines	XXX: Clear		XXX: Clear	XXX		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120023	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Acknowledged	XXX	Property	Ineligible Property – Square Footage	XXX square feet of gross living area < XXX minimum required	XXX: Uploaded CRSE.		XXX: Received exception approval	XXX	FICO XXX, XXX, XXX months reserves	C	B	C	B	A	A	C	B	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
2024120078	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Appraisal Review - Missing	Missing an acceptable appraisal review product. XXX in file is not an acceptable review product per guidelines dated XXX section 2.2	XXX: Hi, you have an XXX in file. Pls advise why this is not acceptable		XXX: Received updated guidelines that accept AVM's	XXX		D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120120	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Appraisal Review - Missing	Missing Appraisal Review for property located at: XXX	XXX: Field review		XXX: Received field review	XXX		D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120120	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Flood Certificate Missing or Defective	Missing flood certificate for property located at: XXX	XXX: Uploaded flood cert.		XXX: Received flood cert	XXX		D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120173	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Hazard Insurance Missing or Defective	Hazard insurance is missing XXX/XXX XXX in the mortgagee clause	XXX: insurance		XXX: Received updated hazard insurance	XXX		D	A	C	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120173	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Subject Property Lease - Missing or Defective	Missing lease agreements for units XXX, XXX and XXX for property located at: XXX. XXX family properties are not allowed to be XXX on a XXX cash out transaction (guideline section 1.6.1)	XXX: XXX use the market rent on the appraisal no lease required. thanks		XXX: Received clarification to rely on appraisal for occupancy status	XXX		D	A	D	A	A	A	D	A	A	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120142	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Hazard Insurance Missing or Defective	$XXX hazard insurance coverage < $XXX minimum required. XXX does not provide replacement cost coverage and there is no replacement cost estimator in file	XXX: Uploaded RCE.		XXX: Received RCE	XXX		C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
2024120059	XXX	XXX	XXX	XXX	XXX	XXX	ATR/QM: Exempt	Closed	XXX	Cleared	XXX	Property	Flood Certificate Missing or Defective	Missing flood certificate for property located at : XXX	XXX: flood cert		XXX: Received flood cert	XXX		D	A	D	A	D	A	D	A	A	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A